Consolidated Statements of Shareholders' Equity ¥ in Thousands, $ in Thousands		Share capital CNY (¥) shares		Share capital USD ($) shares	Additional paid-in capital CNY (¥)		Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Retained earnings (accumulated deficit) CNY (¥)	Retained earnings (accumulated deficit) USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Total Bright Scholar Education Holdings Limited shareholders’ equity CNY (¥)	Total Bright Scholar Education Holdings Limited shareholders’ equity USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ 8			¥ 1,854,262			¥ 65,567		¥ 632,722		¥ 185,371		¥ 2,737,930		¥ 386,451		¥ 3,124,381
Balance (in Shares) | shares		120,015,542		120,015,542
Balance at Aug. 31, 2020		¥ 8			1,854,262			65,567		632,722		185,371		2,737,930		386,451		3,124,381
Balance (in Shares) at Aug. 31, 2020 | shares		120,015,542		120,015,542
Cumulative-effect adjustment upon adoption of ASC Topic										(4,244)				(4,244)				(4,244)
Net (loss)/income for the year										(52,805)				(52,805)		(112,998)		(165,803)
Loss of control over Affected Entities					(10,235)			(64,945)		75,180
Acquisition of subsidiaries																18,012		18,012
Capital injection																1,370		1,370
Foreign currency translation adjustment												(17,047)		(17,047)		(109)		(17,156)
Repurchase of ordinary shares	[1]				(24,628)									(24,628)				(24,628)
Cancellation of Treasury Stock	[1]		[2]			[2]
Cancellation of Treasury Stock (in Shares) | shares	[1]	(1,058,389)		(1,058,389)
Share-based compensation					1,865									1,865				1,865
Provision for statutory reserves								1,909		(1,909)
Distribution of dividends to shareholders	[3]				(92,554)									(92,554)				(92,554)
Distribution of dividends to non-controlling interest shareholders	[4]															(17,697)		(17,697)
Acquisition of additional interest in subsidiaries of non-controlling interests					(1,690)									(1,690)		(14,980)		(16,670)
Balance at Aug. 31, 2021		¥ 8			1,727,020			2,531		648,944		168,324		2,546,827		260,049		2,806,876
Balance (in Shares) at Aug. 31, 2021 | shares		118,957,153		118,957,153
Balance (in Dollars)		¥ 8			1,727,020			2,531		648,944		168,324		2,546,827		260,049		2,806,876
Balance (in Shares) | shares		118,957,153		118,957,153
Net (loss)/income for the year										(709,340)				(709,340)		5,803		(703,537)
Capital injection					1,000									1,000		6,160		7,160
Foreign currency translation adjustment												(133,923)		(133,923)		83		(133,840)
Repurchase of ordinary shares	[1]				(9,245)									(9,245)				(9,245)
Cancellation of Treasury Stock	[1]		[2]			[2]
Cancellation of Treasury Stock (in Shares) | shares	[1]	(287,358)		(287,358)
Share-based compensation					(816)									(816)				(816)
Provision for statutory reserves								12,341		(12,341)
Distribution of dividends to non-controlling interest shareholders	[4]															(27,473)		(27,473)
Acquisition of additional interest in subsidiaries of non-controlling interests					(24,601)									(24,601)		(18,981)		(43,582)
Balance at Aug. 31, 2022		¥ 8			1,693,358			14,872		(72,737)		34,401		1,669,902		225,641		¥ 1,895,543
Balance (in Shares) at Aug. 31, 2022 | shares		118,669,795		118,669,795														118,669,795	118,669,795
Balance (in Dollars)		¥ 8			1,693,358			14,872		(72,737)		34,401		1,669,902		225,641		¥ 1,895,543
Balance (in Shares) | shares		118,669,795		118,669,795														118,669,795	118,669,795
Net (loss)/income for the year										(395,134)				(395,134)		8,311		¥ (386,823)	$ (53,295)
Capital injection																765		765
Foreign currency translation adjustment												137,829		137,829		(54)		137,775	18,982
Provision for statutory reserves								5,283		(5,283)
Distribution of dividends to non-controlling interest shareholders																(58,304)		(58,304)
Acquisition of additional interest in subsidiaries of non-controlling interests					(7,877)									(7,877)		(19,886)		(27,763)
Disposal of a subsidiary to an entity under common control					8,282									8,282		2,181		10,463
Exemption for future capital injection					3,607									3,607		(3,607)
Balance at Aug. 31, 2023		¥ 8		$ 1	1,697,370		$ 233,856	20,155	$ 2,777	(473,154)	$ (65,189)	172,230	$ 23,729	1,416,609	$ 195,174	155,047	$ 21,362	¥ 1,571,656	$ 216,536
Balance (in Shares) at Aug. 31, 2023 | shares		118,669,795		118,669,795														118,669,795	118,669,795
Balance (in Dollars)		¥ 8		$ 1	¥ 1,697,370		$ 233,856	¥ 20,155	$ 2,777	¥ (473,154)	$ (65,189)	¥ 172,230	$ 23,729	¥ 1,416,609	$ 195,174	¥ 155,047	$ 21,362	¥ 1,571,656	$ 216,536
Balance (in Shares) | shares		118,669,795		118,669,795														118,669,795	118,669,795

[1]	The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired ordinary shares is recorded as treasury stock. During the years ended August 31, 2021, 2022 and 2023, the Group repurchased a total of 560,436, 258,731 and nil ordinary shares from the market for a cash consideration of RMB 24,628, RMB 9,245, and RMB nil, respectively. Total of 1,058,389 ordinary shares, 287,358 ordinary shares and nil ordinary shares have been cancelled by the Group during the years ended August 31, 2021, 2022 and 2023, respectively. As of August 31, 2023, the number of treasury stock is nil.
[2]	The Group has distributed a cash dividend of RMB 17,697, RMB 27,473 and RMB 58,304 to the non-controlling interest shareholders during the years ended August 31, 2021, 2022 and 2023, respectively. The cash dividend has been fully paid as of August 31, 2021, 2022 and 2023, respectively.
[3]	Board of directors (the “Board”) has approved and declared a cash dividend US$0.12 per ordinary shares in July 2021. The total amount of cash dividends distributed is US$14,326 (equivalents to RMB 92,554) during the years ended August 31, 2021. The cash dividend has been fully paid as of August 31, 2021.
[4]	During the year ended August 31, 2023, the Company disposed of a subsidiary to Wuhan Sannew Education Development Co., Ltd. (“Wuhan Sannew”) with a total consideration of RMB 1,000, which equals to the share capital of the disposed subsidiary. Wuhan Sannew is one of the Affected Entities, which had been deconsolidated due to the effectiveness of the Implementation Rules on August 31, 2021. The difference of RMB 8,282 between the consideration of RMB 1,000 and the carrying amounts of the net assets transferred of RMB (9,463) including the non-controlling interests of RMB (2,181) is recognized in additional paid-in capital of the Company.